================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1998
                               ------------------


                                   Value Line
                                    Small-Cap
                                     Growth
                                   Fund, Inc.





                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Small-Cap Growth Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------
To Our Shareholders:

The latest reporting period (the six months ended September 30, 1998) contained good news and bad news. The good news was that the Value Line Small-Cap Growth Fund once again began to keep pace with its index benchmark, even beating that benchmark in the second half of the six-month period by more than two percentage points. The bad news was that the benchmark, the unmanaged Russell 2000, declined 23.87% (including dividends) for the six months, one of its worst drops ever. The Fund fell 24.44%.

We do not know when this treacherous time for small-cap stocks will end. Better performance of the group, both absolute and relative to large-caps, may require an improved U.S. economic outlook and the resumption of a bull market for stocks. (Please see the accompanying Economic Observations insert for our latest thoughts on where the economy may be headed.) The rebound by small-caps in October and November, subsequent to the latest reporting period, could herald better times.

We remain confident, however, that the small-cap sector is likely to achieve greater earnings growth in the years ahead than the more mature large-cap sector. The underperformance by small-cap stocks means that this growth potential can now be acquired at an even cheaper price.

In the meantime, we are keeping careful control of the Fund's risk exposure. This means, for example, wide diversification of the portfolio's holdings. We maintain a close eye on the percentage of technology stock holdings in the Fund; although many tech stocks meet our requirement for strong earnings momentum, they are also notoriously volatile securities. Risk control also means keeping some extra cash on hand to cushion against market declines and to put to use during sudden downdrafts. These measures paid off during the July-September market drop, as the Fund performed better than both its benchmark index and its peers.

We will stay the course during this rocky market period, and remain prepared for better times ahead. Thank you for your patience.


                               Sincerely,


                               /s/ JEAN BERNHARD BUTTNER
                               Jean Bernhard Buttner
                               Chairman and President


November 16, 1998


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2

                                          Value Line Small-Cap Growth Fund, Inc.


Small-Cap Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

Steady growth and low inflation continue to be two of the dominant themes in the domestic economy as 1998 rapidly draws to a close. This is underscored by reports that show relative stability in retailing, manufacturing, housing, personal income, and employment. Such trends suggest that GDP growth, which has generally moderated over the past six months, will average 2%, or perhaps a shade more, during the next two to four quarters. At the same time, inflation remains quiescent, with producer and consumer price increases still modest overall and with key industrial sectors finding it difficult to implement price increases.

At this point, though, we do not believe that this modest pace of economic activity is the opening act in a serious domestic business downturn. Our sense is that the global crisis still afflicting Asia, Russia, and parts of Latin America will gradually recede over the next 12 to 18 months and that the continuing subdued level of inflation in this country will encourage the Federal Reserve Board to relax the credit reins again over the next several quarters.

Performance Data:*

                                                                      Average
                                                                    Annual Total
                                                                       Return
                                                                     ---------
1 year ended September 30, 1998 ...........................           -30.21%
5 years ended September 30, 1998 ..........................            +5.83%
From June 23, 1993+ to
  September 30, 1998 ......................................            +7.82%



+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


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                                                                               3

Value Line Small-Cap Growth Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.5%)
              ADVERTISING (2.3%)
     3,300    Big Flower Holdings, Inc.*.....................         $   77,138
     2,000    Harte-Hanks, Inc...............................             44,750
       600    Interpublic Group of
                  Companies, Inc.............................             32,362
     1,400    Lamar Advertising Co.
                  Class "A"*.................................             39,200
     1,700    Omnicom Group, Inc.............................             76,500
     1,000    Snyder Communications, Inc.*...................             33,500
     2,000    TMP Worldwide Inc.*............................             65,625
                                                                      ----------
                                                                         369,075

              AEROSPACE/DEFENSE (0.2%)
     1,000    Gulfstream Aerospace Corp.*....................             40,250

              AIR TRANSPORT (0.4%)
     1,200    Comair Holdings, Inc...........................             34,500
     1,800    Southwest Airlines Co..........................             36,000
                                                                      ----------
                                                                          70,500
              APPAREL (1.7%)
     1,500    Abercrombie & Fitch Co.
                  Class "A"*.................................             66,000
     4,000    Chico's FAS, Inc.*.............................             64,500
     2,500    Quiksilver, Inc.*..............................             45,469
     4,000    Tarrant Apparel Group*.........................             97,000
                                                                      ----------
                                                                         272,969

              AUTO PARTS--ORIGINAL
                EQUIPMENT (0.5%)
     2,000    Arvin Industries, Inc..........................             74,500

              AUTO PARTS--
                REPLACEMENT (0.4%)
     3,000    Midas, Inc.....................................             72,750

              BANK (0.2%)
     1,000    Sandy Spring Bancorp, Inc......................             32,250

              BEVERAGE--
                ALCOHOLIC (0.6%)
     2,000    Coors (Adolph) Co.
                  Class "B"..................................             91,875

              BUILDING MATERIALS (1.9%)
     2,000    Elcor Corp.....................................             42,250
     3,000    Granite Construction Inc.......................             88,313
     5,000    Insituform Technologies, Inc.
                  Class "A"*.................................             66,250
     2,300    Johns Manville Corporation.....................             26,162
     2,200    NCI Building Systems, Inc.*....................             43,588
     1,400    Simpson Manufacturing
                  Co., Inc.*.................................             40,950
                                                                      ----------
                                                                         307,513

              CABLE TV (1.4%)
     1,600    Cablevision Systems Corp.
                  Class "A"*.................................             69,100
     2,000    Century Communications
                  Corp. Class "A"*...........................             47,750
     1,500    Comcast Corp. Class "A"........................             70,406
     2,000    General Cable Corp.............................             37,000
                                                                      ----------
                                                                         224,256

              CEMENT &
                AGGREGATES (0.2%)
     1,200    Centex Construction
                  Products, Inc..............................             40,950

              CHEMICAL--
                SPECIALTY (0.6%)
     3,000    NL Industries, Inc.............................             58,125
     4,000    Uniroyal Technology Corp.*.....................             37,000
                                                                      ----------
                                                                          95,125

              COMPUTER &
                PERIPHERALS (4.0%)
     1,400    American Power Conversion
                  Corp.*.....................................             52,762
     1,000    Apple Computer, Inc.*..........................             38,125
     2,500    Brooktrout Technology, Inc.*...................             33,984
       600    Cisco Systems, Inc.*...........................             37,088
     2,000    Cybex Computer
                  Products Corp.*............................             50,250
       700    EMC Corp.*.....................................             40,031
     2,000    FORE Systems, Inc.*............................             33,250
     1,000    Ingram Micro Inc. Class "A"*...................             53,563
--------------------------------------------------------------------------------
4

                                          Value Line Small-Cap Growth Fund, Inc.


                                                  September 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
       400    International Business
                  Machines Corp..............................         $   51,200
     1,400    Pinnacle Systems, Inc.*........................             36,400
     4,000    Secure Computing Corp.*........................             39,250
       800    Sun Microsystems, Inc.*........................             39,850
     1,800    Unisys Corp.*..................................             40,950
     4,000    Xircom, Inc.*..................................             98,000
                                                                      ----------
                                                                         644,703

              COMPUTER SOFTWARE
                & SERVICES (16.3%)
     1,000    Advent Software, Inc.*.........................             34,187
     2,000    American Management
                  Systems, Inc.*.............................             54,750
     4,000    Ardent Software, Inc.*.........................             50,000
     1,600    Aspect Development, Inc.*......................             63,000
       800    At Home Corp. Series "A"*......................             38,300
       700    BMC Software, Inc.*............................             42,044
     3,000    Best Software, Inc.*...........................             72,000
     1,300    CSG Systems
                  International, Inc.*.......................             57,525
     2,000    CIBER, Inc.*...................................             40,375
     2,000    Complete Business
                  Solutions, Inc.*...........................             57,500
       700    Computer Sciences Corp.*.......................             38,150
     1,800    Computer Task Group, Inc.......................             52,762
       800    Compuware Corp.*...............................             47,100
     1,300    Comverse Technology, Inc.*.....................             53,137
     2,000    Concord Communications,
                  Inc.*......................................             79,500
     4,000    Dendrite International, Inc.*..................             95,500
     2,000    ECsoft Group PLC (ADR)*........................             41,250
       800    Edwards (J.D.) & Company *.....................             38,400
     1,000    Engineering Animation, Inc.*...................             47,750
     1,000    FactSet Research
                  Systems, Inc.*.............................             31,688
     1,200    Fiserv, Inc.*..................................             55,275
     1,400    Great Plains Software, Inc.*...................             66,150
     1,500    HNC Software Inc.*.............................             60,938
     3,200    Henry (Jack) & Associates, Inc.................            152,800
     2,000    Information Management
                  Resources, Inc.*...........................             49,500
     1,800    INSpire Insurance
                  Solutions, Inc.*...........................             42,525
     3,000    Intelligroup, Inc.*............................             51,000
     2,000    International Network
                  Services*..................................             83,000
     2,000    Legato Systems, Inc.*..........................            102,750
     3,000    MAPICS, Inc.*..................................             66,188
     2,000    Mastech Corp.*.................................             48,125
     1,700    Mercury Interactive Corp.*.....................             67,469
     2,000    META Group, Inc.*..............................             65,375
     1,000    Network Solutions, Inc.
                  Class "A"*.................................             41,625
     2,000    New Dimension
                  Software, Ltd.*............................             49,750
     1,500    New Era of Networks, Inc.*.....................             61,125
       800    Paychex, Inc...................................             41,250
     2,000    Peregrine Systems, Inc.*.......................             80,500
     3,000    Progress Software Corp.*.......................             77,625
     3,000    SPR Inc.*......................................             69,000
     2,000    Siebel Systems, Inc.*..........................             57,375
     2,200    TSI International
                  Software Ltd.*.............................             76,175
     3,000    Timberline Software Corp.......................             57,000
     1,000    USCS International, Inc.*......................             32,125
     1,300    Veritas Software Corp.*........................             71,825
                                                                      ----------
                                                                       2,661,388

              DIVERSIFIED
                COMPANIES (1.1%)
     1,500    Myers Industries, Inc..........................             34,500
     2,500    Ogden Corp.....................................             71,094
     3,000    Quixote Corp.*.................................             37,500
       700    Tyco International, Ltd........................             38,675
                                                                      ----------
                                                                         181,769

              DRUG (2.5%)
       700    Amgen Inc.*....................................             52,894
       800    Biogen, Inc.*..................................             52,650
     2,000    Forest Laboratories, Inc.*.....................             68,750
     2,000    Medco Research, Inc.*..........................             43,375
       600    Pfizer Inc.....................................             63,562
       400    Schering-Plough Corp...........................             41,425
       800    Sepracor, Inc.*................................             52,600
     2,000    USANA, Inc.*...................................             25,500
                                                                      ----------
                                                                         400,756


--------------------------------------------------------------------------------
                                                                               5

Value Line Small-Cap Growth Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
              DRUGSTORE (0.4%)
     2,000    D & K Healthcare
                  Resources, Inc.*...........................         $   36,000
     3,000    Natural Alternatives
                  International, Inc.*.......................             36,750
                                                                      ----------
                                                                          72,750

              EDUCATIONAL
                SERVICES (0.6%)
     1,300    Apollo Group, Inc.
                  Class "A"*.................................             36,238
     2,000    Education Management
                  Corp.*.....................................             71,000
                                                                      ----------
                                                                         107,238

              ELECTRICAL
                EQUIPMENT (0.2%)
     2,000    LSI Industries, Inc............................             36,000

              ELECTRONICS (1.5%)
     2,000    Gilat Satellite
                  Networks, Ltd.*............................             90,000
       800    Lexmark International
                  Group, Inc. Class "A"*.....................             55,450
     1,400    Symbol Technologies, Inc.......................             71,838
     1,400    Telxon Corp....................................             28,525
                                                                      ----------
                                                                         245,813

              ENTERTAINMENT (1.0%)
     1,000    Chancellor Media Corp.*........................             33,375
       800    Clear Channel
                  Communications, Inc.*......................             38,000
       600    Time Warner Inc................................             52,537
     2,000    USA Networks, Inc.*............................             38,875
                                                                      ----------
                                                                         162,787

              ENVIRONMENTAL (0.8%)
     2,000    KTI, Inc.*.....................................             36,500
     2,000    Waste Connections, Inc.*.......................             39,500
     1,000    Waste Management, Inc..........................             48,062
                                                                      ----------
                                                                         124,062

              FINANCIAL
                SERVICES (3.8%)
     2,000    AmeriCredit Corp.*.............................             48,750
     2,500    Century Business
                  Services, Inc.*............................             50,938
     1,300    Concord EFS, Inc.*.............................             33,556
     5,000    Doral Financial Corp...........................             80,000
     3,000    First Cash Inc.*...............................             34,875
     1,500    HealthCare Financial
                  Partners, Inc.*............................             63,000
     1,000    Metris Companies, Inc..........................             46,625
     1,800    Mutual Risk Management Ltd.....................             63,675
       600    Providian Financial Corp.......................             50,887
     3,500    Resource America, Inc..........................             35,219
     1,000    SEI Investments Company........................             69,500
     2,000    United Payors & United
                  Providers, Inc.*...........................             39,000
                                                                      ----------
                                                                         616,025

              FOOD PROCESSING (0.8%)
     1,600    Earthgrains Co. (The)..........................             49,500
       600    Quaker Oats Company (The)......................             35,400
     2,500    Worthington Foods, Inc.........................             48,438
                                                                      ----------
                                                                         133,338
              FOREIGN
                TELECOMMUNICATIONS
                (0.2%)
       500    Nokia Corp. (ADR) Class "A"....................             39,219

              FURNITURE/HOME
                FURNISHINGS (2.9%)
     1,800    American Woodmark Corp.........................             45,675
     2,000    Department 56, Inc.*...........................             54,000
     3,200    Furniture Brands
                  International, Inc.*.......................             62,400
     2,200    Juno Lighting, Inc.............................             49,225
     3,600    La-Z-Boy, Inc..................................             70,650
     1,700    Mohawk Industries, Inc.*.......................             46,537
     3,500    Shaw Industries, Inc.*.........................             56,875
     2,000    Stanley Furniture Co., Inc.*...................             34,750
     2,500    Winsloew Furniture, Inc.*......................             47,500
                                                                      ----------
                                                                         467,612


--------------------------------------------------------------------------------
6

                                          Value Line Small-Cap Growth Fund, Inc.


                                                  September 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
              GROCERY (0.7%)
     1,200    Kroger Co.*....................................         $   60,000
     1,000    Safeway Inc.*..................................             46,375
                                                                      ----------
                                                                         106,375

              HEALTHCARE
                INFORMATION
                SYSTEMS (0.4%)
       500    Eclipsys Corp.*................................             11,437
     1,000    IDX Systems Corp.*.............................             53,000
                                                                      ----------
                                                                          64,437

              HOME APPLIANCE (0.5%)
     1,000    Maytag Corp....................................             47,750
     1,600    Rent-Way, Inc.*................................             39,400
                                                                      ----------
                                                                          87,150

              HOMEBUILDING (0.8%)
     3,900    Kaufman & Broad
                  Home Corp..................................             91,406
     2,000    National R.V. Holdings, Inc.*..................             42,000
                                                                      ----------
                                                                         133,406

              HOUSEHOLD
                PRODUCTS (0.6%)
     2,000    Renters Choice, Inc.*..........................             53,000
     4,000    Salton/Maxim
                  Housewares, Inc.*..........................             45,500
                                                                      ----------
                                                                          98,500

              INDUSTRIAL
                SERVICES (5.0%)
     2,000    Diamond Technology
                  Partners Inc. Class "A"*...................             33,000
     1,400    F.Y.I., Inc.*..................................             34,300
     3,300    Labor Ready, Inc.*.............................             48,263
     1,100    Lason, Inc.*...................................             56,375
     2,000    Market Facts, Inc.*............................             55,500
     2,200    Metamor Worldwide, Inc.*.......................             60,500
     2,000    Metzler Group Inc. (The)*......................             68,500
     3,000    National Computer
                  Systems, Inc...............................             88,500
     1,200    On Assignment, Inc.*...........................             44,400
     2,000    Profit Recovery Group
                  International, Inc. (The)*.................             62,500
     1,200    Robert Half International, Inc.*...............             51,825
     2,200    Romac International, Inc.*.....................             39,600
     1,500    SM & A Corp.*..................................             25,875
     1,000    SABRE Group Holdings, Inc.
                  Class "A"*.................................             30,000
     2,500    Syntel, Inc.*..................................             55,625
     3,000    URS Corp.*.....................................             53,812
                                                                      ----------
                                                                         808,575

              INSURANCE--
                DIVERSIFIED (1.1%)
     1,000    American General Corp..........................             63,875
     1,300    LandAmerica Financial
                  Group, Inc.................................             66,625
     2,000    Triad Guaranty Inc.*...........................             51,000
                                                                      ----------
                                                                         181,500

              INSURANCE--LIFE (1.2%)
       600    Jefferson-Pilot Corp...........................             36,300
       800    Lincoln National Corp..........................             65,800
       700    Reinsurance Group of
                  America, Inc...............................             41,256
       800    SunAmerica Inc.................................             48,800
                                                                      ----------
                                                                         192,156

              INSURANCE--PROPERTY/
                CASUALTY (0.2%)
     7,000    Headway Corporate
                  Resources Inc.*............................             35,000

              INTERNET (0.3%)
       100    eBay Inc.*.....................................              4,506
       100    GeoCities*.....................................              2,325
       500    Inktomi Corp.*.................................             37,625
                                                                      ----------
                                                                          44,456

              MACHINERY (1.1%)
     2,000    Astec Industries, Inc.*........................             85,250
     3,000    Commercial Intertech Corp......................             55,313
     1,200    Ingersoll-Rand Co..............................             45,525
                                                                      ----------
                                                                         186,088


--------------------------------------------------------------------------------
                                                                               7

Value Line Small-Cap Growth Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
              MANUFACTURED HOUSING/
                RECREATIONAL
                VEHICLES (0.5%)
     2,000    Champion Enterprises, Inc.*....................         $   46,500
     1,500    Monaco Coach Corp.*............................             37,875
                                                                      ----------
                                                                          84,375

              MEDICAL SERVICES (2.3%)
     2,300    Hanger Orthopedic
                  Group, Inc.*...............................             42,837
     2,000    Omnicare, Inc..................................             70,500
     2,500    Osteotech, Inc.*...............................             66,250
     1,000    Province Heathcare Company*....................             34,063
     2,550    Renal Care Group, Inc.*........................             65,344
     2,000    Res-Care, Inc.*................................             37,500
     3,000    Veterinary Centers of
                  America, Inc.*.............................             54,750
                                                                      ----------
                                                                         371,244

              MEDICAL SUPPLIES (5.8%)
     2,000    ADAC Laboratories*.............................             48,000
     3,000    Allegiance Corp................................             89,250
     1,000    Allergan, Inc..................................             58,375
     1,000    Arterial Vascular
                  Engineering, Inc.*.........................             37,000
     1,200    Becton, Dickinson & Co.........................             49,350
     2,500    Bindley Western
                  Industries, Inc............................             82,500
       600    Cardinal Health, Inc...........................             61,950
     1,600    Cooper Companies,
                  Inc. (The)*................................             28,200
     1,000    McKesson Corp..................................             91,625
     1,300    ResMed, Inc.*..................................             67,600
     3,800    Safeskin Corp.*................................            119,937
     1,600    Schein (Henry), Inc.*..........................             55,600
     1,000    VISX, Inc......................................             67,000
     2,000    Xomed Surgical
                  Products, Inc.*............................             82,250
                                                                      ----------
                                                                         938,637

              METAL FABRICATING (0.4%)
     1,600    SPS Technologies, Inc.*........................             74,500

              NEWSPAPER (0.2%)
     1,500    News Corp., Ltd. (ADR).........................             38,437

              OFFICE EQUIPMENT &
                SUPPLIES (1.4%)
     2,000    Knoll, Inc.*...................................             43,750
     1,000    Pitney Bowes, Inc..............................             52,563
     1,500    Staples, Inc.*.................................             44,062
     4,000    United Stationers, Inc.*.......................             95,500
                                                                      ----------
                                                                         235,875

              PACKAGING &
                CONTAINER (0.2%)
     4,000    Zapata Corp....................................             38,750

              PAPER & FOREST
                PRODUCTS (0.2%)
     3,000    Mail-Well, Inc.*...............................             25,688

              PRECISION
                INSTRUMENTS (1.9%)
     1,200    Eastman Kodak Co...............................             92,775
     2,800    Instron Corp...................................             39,550
     2,400    Kronos Inc.*...................................             88,800
     1,300    Optical Coating Laboratory,
                  Inc........................................             23,319
     1,000    Waters Corp.*..................................             67,000
                                                                      ----------
                                                                         311,444

              PUBLISHING (1.2%)
     1,300    Consolidated Graphics, Inc.*...................             49,400
     3,000    Hollinger International, Inc.
                  Class "A"..................................             43,125
       600    McGraw-Hill Companies,
                  Inc. (The).................................             47,550
       800    Wiley (John) & Sons, Inc.
                  Class "A"..................................             49,150
                                                                      ----------
                                                                         189,225

              RAILROAD (0.3%)
     3,000    Johnstown America
                  Industries, Inc.*..........................             42,750


--------------------------------------------------------------------------------
8

                                          Value Line Small-Cap Growth Fund, Inc.


                                                  September 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
              RECREATION (1.4%)
     1,000    Carnival Corp..................................         $   31,813
     3,000    First Years, Inc. (The)........................             42,750
     1,200    Harley-Davidson, Inc...........................             35,250
     2,000    International Speedway Corp.
                  Class "A"..................................             59,875
     1,200    Royal Caribbean Cruises Ltd....................             31,875
     2,200    Steiner Leisure Ltd.*..........................             34,375
                                                                      ----------
                                                                         235,938

              RESTAURANT (1.2%)
     3,000    Brinker International, Inc.*...................             56,250
     4,000    Ruby Tuesday, Inc..............................             60,500
     4,000    Ryan's Family Steak
                  Houses, Inc.*..............................             47,750
       900    Tricon Global Restaurants, Inc.*...............             35,100
                                                                      ----------
                                                                         199,600

              RETAIL-SPECIAL LINES (7.0%)
     1,400    American Eagle Outfitters, Inc.*...............             48,475
     2,000    AnnTaylor Stores Corp.*........................             40,625
     2,800    bebe stores, inc.*.............................             44,975
     1,500    Bed Bath & Beyond Inc.*........................             35,063
     1,200    Best Buy Co., Inc.*............................             49,800
     2,000    Blair Corp.....................................             59,750
     4,000    Catherines Stores Corp.*.......................             31,000
     3,500    CATO Corp. Class "A"...........................             40,687
       800    Circuit City Stores--Circuit
                  City Group.................................             26,650
     3,000    DM Management Company*.........................             24,188
     1,200    Dollar Tree Stores, Inc.*......................             37,575
     2,500    Fossil, Inc.*..................................             34,062
       800    Gap, Inc. (The)................................             42,200
     4,600    Goody's Family Clothing, Inc.*.................             55,200
     1,950    Insight Enterprises, Inc.*.....................             55,088
     2,000    Linens `N' Things, Inc.*.......................             55,000
     3,500    Maxim Group, Inc. (The)*.......................             66,062
     2,000    Men's Wearhouse, Inc. (The) *..................             34,500
     2,000    Michaels Stores, Inc.*.........................             51,000
     2,200    Micro Warehouse, Inc.*.........................             33,137
     5,000    Musicland Stores Corp.*........................             61,875
     4,000    Rush Enterprises, Inc.*........................             41,000
     1,500    TJX Companies, Inc.............................             26,719
     1,000    Tandy Corp.....................................             53,500
     2,000    Williams-Sonoma, Inc.*.........................             42,625
     2,000    Zale Corp.*....................................             51,250
                                                                      ----------
                                                                       1,142,006
              RETAIL BUILDING
                SUPPLY (0.3%)
     2,000    Eagle Hardware &
                  Garden, Inc.*..............................             43,375

              RETAIL STORE (3.3%)
     3,000    Ames Department Stores, Inc.*..................             38,063
     3,100    Buckle, Inc. (The) *...........................             55,800
       700    Costco Companies, Inc.*........................             33,162
       800    Dayton Hudson Corp.............................             28,600
     3,000    Family Dollar Stores, Inc......................             47,250
     2,300    Kmart Corp.*...................................             27,456
     1,000    Kohl's Corp.*..................................             39,000
     2,000    99 Cents Only Stores*..........................             79,125
     2,600    Pacific Sunwear of
                  California, Inc.*..........................             57,850
     2,000    Sonic Automotive, Inc.*........................             39,625
     3,000    Trans World Entertainment
                  Corp.*.....................................             54,750
       600    Wal-Mart Stores, Inc...........................             32,775
                                                                      ----------
                                                                         533,456

              SEMICONDUCTOR (2.0%)
     2,000    Applied Micro Circuits Corp.*..................             29,750
     1,300    Micron Technology, Inc.*.......................             39,569
     1,200    QLogic Corp.*..................................             78,300
       800    Rambus Inc.*...................................             51,200
     3,000    TranSwitch Corp.*..............................             44,812
     3,400    Vitesse Semiconductor Corp.*...................             80,325
                                                                      ----------
                                                                         323,956

              TELECOMMUNICATIONS
                EQUIPMENT (1.7%)
     3,000    AVT Corporation*...............................             67,875
     2,500    InterVoice, Inc.*..............................             57,344
     1,500    Superior TeleCom Inc...........................             72,563
     2,600    Tekelec*.......................................             39,650
     3,300    Viatel, Inc.*..................................             35,062
                                                                      ----------
                                                                         272,494


--------------------------------------------------------------------------------
                                                                               9

Value Line Small-Cap Growth Fund, Inc.


Schedule of Investments                           September 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                                                                 Value
--------------------------------------------------------------------------------
              TELECOMMUNICATION
                SERVICES (2.1%)
     1,200    Century Telephone
                  Enterprises, Inc...........................         $   56,700
     2,000    DyCom Industries, Inc.*........................             62,250
     4,000    GeoTel Communications
                  Corp.*.....................................            107,500
       700    MCI WorldCom, Inc.*............................             34,212
       800    MediaOne Group Inc.*...........................             35,550
     1,400    Metromedia Fiber Network,
                  Inc. Class "A"*............................             45,850
                                                                      ----------
                                                                         342,062

              TEXTILE (0.4%)
     2,000    WestPoint Stevens, Inc.*.......................             61,000

              THRIFT (0.7%)
     1,500    Anchor BanCorp
                  Wisconsin, Inc.............................             33,188
     2,200    Dime Bancorp, Inc..............................             55,687
     2,300    Westernbank Puerto Rico........................             32,919
                                                                      ----------
                                                                         121,794

              TOILETRIES/
                COSMETICS (0.4%)
     3,300    Helen of Troy Ltd.*............................             63,937

              TRUCKING/
                TRANSPORTATION
                LEASING (1.2%)
     1,500    Hertz Corp. Class "A" (The)....................             62,063
     1,800    M.S. Carriers, Inc.*...........................             35,775
     4,300    MotivePower Industries, Inc.*..................            100,512
                                                                      ----------
                                                                         198,350
                                                                      ----------

              TOTAL COMMON
              STOCKS AND TOTAL
              INVESTMENT
              SECURITIES (94.5%)
              (Cost $16,574,507) ............................        $15,412,009
                                                                      ----------

 Principal
  Amount                                                                 Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.4%)
(Including accrued interest)
     $1,200,000    Collateralized by $945,000
                        U.S. Treasury Bonds
                        11 1/8%, due 8/15/03,
                        with a value of
                        $1,231,010 (with
                        State Street Bank &
                        Trust Company 5.30%,
                        dated 9/30/98,
                        due 10/1/98, delivery
                        value $1,200,177)....................       $ 1,200,177

EXCESS OF LIABILITIES
OVER CASH AND OTHER
ASSETS (-1.9%) ..............................................          (306,203)
                                                                    ------------

NET ASSETS (100%) ...........................................       $16,305,983
                                                                    ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE,
PER OUTSTANDING SHARE
($16,305,983 / 1,610,497
shares outstanding) .........................................           $ 10.12
                                                                    ============
*    Non-income producing



See Notes to Financial Statements.


--------------------------------------------------------------------------------
10

Statement of Assets and Liabilities
at September 30, 1998 (unaudited)
--------------------------------------------------------------------------------
Assets:
   Investment securities, at value
     (Cost--$16,574,507) .................................      $ 15,412,009
   Repurchase agreement
     (Cost--$1,200,177) ..................................         1,200,177
   Cash ..................................................             7,968
   Receivable for securities sold ........................           164,557
   Dividends receivable ..................................             3,545
   Receivable for capital shares sold ....................                79
                                                                ------------
       Total Assets ......................................        16,788,335
                                                                ------------
   Liabilities:
   Payable for securities purchased ......................           460,867
   Payable for capital shares
     repurchased .........................................             6,209
   Accrued expenses ......................................            15,276
                                                                ------------
       Total Liabilities .................................           482,352
                                                                ------------
   Net Assets ............................................      $ 16,305,983
                                                                ============
   Net Assets consist of:
   Capital stock, at $.001 par value
     (authorized 300,000,000,
     outstanding 1,610,497 shares) .......................      $      1,611
   Additional paid-in capital ............................        17,980,142
   Accumulated net investment loss .......................          (134,106)
   Accumulted net realized loss
     on investments ......................................          (379,166)
   Net unrealized depreciation
     of investments ......................................        (1,162,498)
                                                                ------------
   Net Assets ............................................      $ 16,305,983
                                                                ============
   Net Asset Value, Offering and
     Redemption Price, per
     Outstanding Share
     ($16,305,983 / 1,610,497
     shares outstanding) .................................      $      10.12
                                                                ============

   Statement of Operations
   for the six months ended September 30, 1998 (unaudited)
--------------------------------------------------------------------------------
   Investment Income:
   Dividend income (net of foreign
     withholding tax of $38) .............................      $     31,279
   Interst income ........................................             9,153
                                                                ------------
       Total Income ......................................            40,432
                                                                ------------
   Expenses:
   Advisory fee (note 5) .................................            57,239
   Custodian fees ........................................            27,657
   Service and distribution plan fee
     (note 5) ............................................            19,080
   Auditing and legal fees ...............................            16,890
   Accounting and bookkeeping
     expense .............................................            16,200
   Printing ..............................................            13,126
   Directors' fees and expenses ..........................            11,098
   Registration and filing fees ..........................            10,300
   Amortization of deferred organization
     costs (note 2) ......................................             3,015
   Insurance, dues and other .............................             2,850
   Transfer agent fees ...................................             2,544
                                                                ------------
       Total Expenses Before
         Custody Credits .................................           179,999
       Less: Custody Credits .............................            (5,461)
                                                                ------------
       Net Expenses ......................................           174,538
                                                                ------------
   Net Investment Loss ...................................          (134,106)
                                                                ------------
   Net Realized and Unrealized
     Loss on Investments:
       Net Realized Loss .................................          (737,890)
       Change in Net Unrealized
         Appreciation (Depreciation) .....................        (4,360,622)
                                                                ------------
   Net Realized Loss and Change in
     Net Unrealized Appreciation
     (Depreciation) on Investments .......................        (5,098,512)
                                                                ------------
   Net Decrease in Net Assets
     from Operations .....................................      $ (5,232,618)
                                                                ============


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              11

Value Line Small-Cap Growth Fund, Inc.


Statement of Changes in Net Assets
for the six months ended September 30, 1998 (unaudited) and for the year ended March 31, 1998
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended
                                                                      September 30,     Year Ended
                                                                          1998           March 31,
                                                                      (unaudited)          1998
                                                                     -----------------------------
Operations:
  Net investment loss .......................................      $   (134,106)      $   (238,939)
  Net realized (loss) gain on investments ...................          (737,890)         2,251,939
  Change in net unrealized (depreciation) appreciation ......        (4,360,622)         2,424,139
                                                                     -----------------------------
  Net (decrease) increase in net assets from operations .....        (5,232,618)         4,437,139
                                                                     -----------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............              --           (3,576,786)
                                                                     -----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................         1,567,662          5,385,378
  Proceeds from reinvestment of distributions to
     shareholders                                                          --            3,548,688
  Cost of shares repurchased ................................        (1,518,718)        (5,279,204)
                                                                     -----------------------------
  Increase from capital share transactions ..................            48,944          3,654,862
                                                                     -----------------------------

Total (Decrease) Increase ...................................        (5,183,674)         4,515,215

Net Assets:
  Beginning of period .......................................        21,489,657         16,974,442
                                                                     -----------------------------
  End of period .............................................      $ 16,305,983       $ 21,489,657
                                                                   ===============================

Accumulated Net Investment Loss, at end of period ...........      $   (134,106)      $       --
                                                                   ===============================


See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                          Value Line Small-Cap Growth Fund, Inc.


Notes to Financial Statements                     September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line  Small-Cap  Growth Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.   Organization Cost

Costs of $66,890 incurred in connection with the Funds's organization and initial registration have been deferred and amortized over sixty months beginning at the commencement of operations of the Fund. At September 30, 1998 the organization costs were fully amortized.

--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.


Notes to Financial Statements                     September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

3.   Capital Share Transactions

Transactions in capital stock, were as follows:

                                                       Six Months
                                                         Ended
                                                        Sept. 30,     Year Ended
                                                          1998         March 31,
                                                       (unaudited)      1998
                                                      --------------------------
Shares sold ................................           138,052           344,231
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ........................              --             296,713
                                                      --------------------------
                                                       138,052           640,944
Shares repurchased .........................           134,778           373,731
                                                      --------------------------
Net increase ...............................             3,274           267,213
                                                      ==========================

4.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                Six Months Ended
                                                                 Sept. 30, 1998
                                                                   (unaudited)
                                                                 --------------
PURCHASES:
  Investment Securities .............................                $25,558,336
                                                                 ===============
SALES:
  Investment Securities .............................                $26,011,578
                                                                 ===============

At September 30, 1998, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $17,774,684. The aggregate appreciation and depreciation of investments at September 30, 1998, based on a comparison of investment values and their costs for federal income tax purposes was $943,047 and $2,105,545, respectively, resulting in a net depreciation of $1,162,498.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $57,239 was paid to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the period April 1, 1998 to August 18, 1998. For the period August 19, 1998 to September 30, 1998 advisory fees of $14,707 were voluntarily waived by the Adviser. The fee was computed at the rate of .75 of 1% of the daily net assets and was paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $19,080 for the period April 1, 1998 to August 18, 1998 were paid to the Distributor, and fees amounting to $4,902 for the period August 19, 1998 to September 30, 1998, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund. During the six months ended September 30, 1998, the Fund paid brokerage commissions totalling $8,401 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1998, the Adviser and/or affiliated companies owned 1,294,686 shares of the Fund's capital stock, representing 80.4% of the outstanding shares. In addition, certain officers and directors of the Fund owned 44,448 shares of capital stock, representing 2.8% of the outstanding shares.

--------------------------------------------------------------------------------
14

                                          Value Line Small-Cap Growth Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                        Six Months                                                                 June 23, 1993
                                           Ended                            Years Ended March 31,                 (commencement of
                                      Sept. 30, 1998       ----------------------------------------------------    operations) to
                                       (Unaudited)           1998          1997           1996            1995      March 31, 1994
                                     --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........           $13.37            $12.67         $15.11          $12.33          $11.80        $10.00
                                     --------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment (loss) income             (.08)(4)          (.15)          (.13)           (.18)           (.19)(2)       .02(1)
  Net (losses) or gains on
    securities (both realized
    and unrealized) ..........            (3.17)             3.34           (.08)           3.08            1.05          1.81
                                     --------------------------------------------------------------------------------------------
    Total from investment
      operations .............            (3.25)             3.19           (.21)           2.90             .86          1.83
                                     --------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ........               --                --             --              --              --          (.02)
  Distributions from capital
    gains ....................               --             (2.49)         (2.23)           (.12)           (.33)         (.01)
                                     --------------------------------------------------------------------------------------------
    Total distributions ......               --             (2.49)         (2.23)           (.12)           (.33)         (.03)
                                     --------------------------------------------------------------------------------------------
Net asset value, end of period           $10.12            $13.37         $12.67          $15.11          $12.33        $11.80
                                     --------------------------------------------------------------------------------------------
Total return .................           -24.31%+           27.50%         (2.07)%         23.58%           7.57%        18.36%+
                                     --------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets end of period
  (in thousands) .............          $16,306           $21,490        $16,974         $19,106         $12,492        $9,823
Ratio of operating expenses to
  average net assets .........             1.90%*(3)(4)      1.81%(3)       1.87%(3)        2.15%(3)        2.48%(2)      0.61%*(1)
Ratio of net investment (loss)
  income to average net assets            (1.42)%*(4)       (1.10)%        (1.07)%         (1.27)%         (1.63)%(2)     0.26%*(1)
Portfolio turnover rate ......              140%+             149%           100%             57%             30%           74%


(1) Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.12), ratio of operating expenses to average net assets would have been 2.45%*, and the ratio of net investment loss to average net assets would have been (1.57%)*.

(2) Net of expense reimbursement by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.20), the ratio of operating expense to average net assets would have been 2.52%, and the ratio of net investment loss to average net assets would have been (1.67%).

(3)  Before offset of custody credits.

(4) Net of waived advisory and service and distribution plan fees. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.095), the ratio of operating expenses to average net assets would have been 2.11%* and the ratio of net investment loss to average net assets would have been (1.63%)*.

+    Not annualized.

*    Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              15

Value Line Small-Cap Growth Fund, Inc.


                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.


1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987 -- Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993 -- Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred, variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Francis T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Steven M. Yeary
                      Vice President
                      Jerome Kaplan
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

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